Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 18. Fair Value Measurements
The Public Warrants are classified as Level 1 financial instruments. The fair value of Public Warrants has been measured based on the listed market price of such warrants.
The Private Placement Warrants are classified as Level 3 financial instruments. The Company estimated the fair value of the Private Placement Warrants using a Black Scholes Pricing Model. Inherent in a Black Scholes Pricing Model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The change in the fair value of the derivative warrant liabilities is summarized as follows (in thousands):

	Public Warrants	Private Placement Warrants	Total

Initial measurement at April 20, 2021	$52,638	$32,026	$84,664
Change in fair value	(22,733)	34,145	11,412
Exercise of warrants	(12,928)	(65,876)	(78,804)
Foreign currency translation adjustments	(183)	(295)	(478)

Derivative warrant liabilities at December 31, 2021	$16,794	$—	$16,794
Change in fair value	(10,132)	—	(10,132)
Foreign currency translation adjustments	260	—	260

Derivative warrant liabilities at December 31, 2022	$6,922	$—	$6,922

Contingent consideration is classified as Level 2 and Level 3 financial instruments. The fair value of the Level 2 contingent consideration has been measured based on the underlying stock price of the Company. The fair value of the Level 3 contingent consideration is determined based on significant unobservable inputs including discount rate, estimated revenue of the acquired business, and estimated probabilities of achieving specified technology development and operational milestones. Significant judgment is employed in determining the appropriateness of the inputs described above. Changes to the inputs could have a material impact on the company’s financial position and results of operations in any given period.
With the respect to the contingent consideration obligation arising from the Spirable acquisition, the Company estimates the fair value at each subsequent reporting period using a probability weighted discounted cash flow model for contingent milestone payments and Monte Carlo simulation for contingent revenue payments.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 (in thousands):

Description	Level 1	Level 2	Level 3	Total

Liabilities:
Public Warrants	$6,922	$—	$—	$6,922
Contingent Consideration	—	5,990	4,739	10,729

Total liabilities	$6,922	$5,990	$4,739	$17,651

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 (in thousands):

Description	Level 1	Level 2	Level 3	Total

Liabilities:
Public Warrants	$16,794	$—	$—	$16,794
Contingent Consideration	—	20,532	7,840	28,372

Total liabilities	$16,794	$20,532	$7,840	$45,166

The change in the fair value of the contingent consideration is summarized as follows (in thousands):

	2022	2021

Beginning balance – January 1	$28,372	$2,302
Additions (1)	—	6,615
Issuance of shares (2)	(17,452)	—
(Gain) loss on fair value remeasurement of contingent consideration (3)	(218)	19,405
Foreign currency translation adjustments	27	50

Ending balance – December 31	$10,729	$28,372

(1)
Additions during the year ended December 31, 2021 represent contingent consideration liabilities arising from the Spirable acquisition (refer to Note 3 – Business Combinations) in the third quarter of 2021.

(2)
On February 2, 2022, the Company issued 2,701,576 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement.

(3)
(Gain) loss on fair value remeasurement of contingent consideration mainly consist of an increase in the obligation to the former management shareholders of Second Spectrum as the lock-up
period expired on December 31, 2021 and December 31, 2022. Pursuant to the terms and conditions of the business combination agreement with Second Spectrum, the Company issued an additional 2,701,576 shares of the Company’s common stock to the former Second Spectrum shareholders in the first quarter of fiscal year 2022 and will issue an additional
1,677,920
shares of the Company’s common stock to the former Second Spectrum shareholders in early 2023.

As of December 31, 2022, the Company had no transfers between levels of the fair value hierarchy of its assets or liabilities measured at fair value.